Share-based Compensation - Summary of Estimated Weighted Average Fair Value Assumption (Details)	12 Months Ended
Mar. 31, 2020 $ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate, minimum	1.54%
Risk-free interest rate, maximum	2.54%
Contract life	10 years
Expected volatility range, minimum	37.99%
Expected volatility range, maximum	56.80%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of the underlying shares on the date of option grants (US$)	$ 0.31
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of the underlying shares on the date of option grants (US$)	$ 1.06